Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 63,700,316.93
Total Fee Amount	8,797.01
Total Offset Amount	0.00
Net Fee	$ 8,797.01
Offering Table N/A
Offset Table N/A	N/A